Schedule of non-current financial assets at fair value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current financial assets		$ 1,789,804
Dongguan YMA [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets		985,259
Dongguan Forwell [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets		804,545
Cycles Services Loire [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets